Document and Entity Information	12 Months Ended
Aug. 31, 2020
Document And Entity Information
Entity Registrant Name	CANNABIS GLOBAL, INC.
Entity Central Index Key	0001413488
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false